Taxes (Details)			6 Months Ended		12 Months Ended
	Apr. 01, 2025	Apr. 01, 2024	Jun. 30, 2025 HKD ($)	Jun. 30, 2024	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Taxes [Line Items]
Applicable tax rate			30.30%		11.90%	23.10%
Profits tax rates					16.50%	16.50%
Assessable profits								$ 2,000,000
Tax loss carry forward			$ 8,234,368		$ 9,824,984	$ 17,404,936				$ 1,264,851
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate			16.50%		16.50%
Profits tax rates					8.25%		16.50%	8.25%
Assessable profits							$ 2,000,000	$ 2,000,000
UK [Member]
Taxes [Line Items]
Applicable tax rate	25.00%	25.00%